Organization, Business Operation and Going Concern Consideration (Details)											9 Months Ended	12 Months Ended
	Dec. 29, 2026 USD ($)	Jul. 22, 2026 USD ($) $ / shares	Jul. 03, 2026 USD ($)	Dec. 04, 2025 USD ($) $ / shares	Nov. 04, 2025 USD ($) $ / shares	Jul. 06, 2025 USD ($) $ / shares shares	Apr. 01, 2025	Mar. 20, 2025 shares	Jul. 08, 2024 USD ($) $ / shares shares	Jul. 03, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Apr. 06, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 10
Gross proceeds													$ 57,500,000
Total proceeds													2,280,000
Transaction costs												1,600,914	1,600,914
Underwriting commissions												862,500	862,500
Representative shares												301,300	301,300
Cash											$ 22,727	$ 51,431	670,352
Fair value after acquisition, percentage on trust account balance											80.00%	80.00%
Percentage of obligation to redeem											100.00%	100.00%
Net tangible assets											$ 5,000,001	$ 5,000,001
Working capital											50,000	50,000
Aggregate purchase price						$ 1,750,000
Due payable	$ 200,000
Option exercise price aggregate (in Dollars per share) | $ / shares						$ 1
Percentage of shares equal quotient by dividing							3.00%
Redemption amount											3,151,587	31,338,322	55,929,275		$ 32,810,531	$ 32,087,675
Monthly extension fee												750,000
Extension fee paid by sponsor												900,000
Extension fee paid by company												150,000
Unsecured promissory notes				$ 150,000	$ 150,000							$ 750,000
Share price (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001							$ 10
Working capital deficit											33,103,127	$ 625,273
Ordinary shares (in Shares) | shares								10,000
Purchase of SPAC shares (in Shares) | shares						583,333
Public shareholder redemption payable											30,387,444			$ 29,451,965
Number of shareholders														300
Public shareholder redemption payable											$ 30,387,444
Other Offering Costs [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Other offering costs												$ 287,114	287,114
Subsequent Event [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Extension fee paid by sponsor		$ 1,808,253.03
Extension fee paid by company		$ 150,000
Share price (in Dollars per share) | $ / shares		$ 10
Subsequent Event [Member] | Sponsor Extension Notes [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Unsecured promissory notes		$ 1,050,000
Business Combination [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Outstanding voting percentage											50.00%	50.00%
Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Total proceeds												$ 112,500
Sponsor [Member] | Subsequent Event [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 10
Monthly extension fee		1,050,000
Unsecured promissory notes					$ 150,000
Sponsor [Member] | Subsequent Event [Member] | Target Extension Notes [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Unsecured promissory notes		608,253.03
Trustee [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Monthly extension fee												$ 150,000
Trustee [Member] | Subsequent Event [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Monthly extension fee			$ 8,253.03
Marine Thinking [Member] | Subsequent Event [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Monthly extension fee		$ 608,253.03
IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Gross proceeds										$ 50,000,000
IPO [Member] | Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares) | shares										216,750
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares) | shares										750,000		750,000
Underwriter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares) | shares									750,000
Price per share (in Dollars per share) | $ / shares									$ 10
Gross proceeds									$ 7,500,000
Number of share issued (in Shares) | shares											30,000	30,000
Estimated fair value											$ 39,000	$ 39,300
Underwriter [Member] | Other Offering Costs [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Other offering costs												$ 150,000	$ 150,000
Private Placement [Member] | Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares) | shares									11,250	11,250		216,750
Price per share (in Dollars per share) | $ / shares									$ 10	$ 10		$ 10
Total proceeds									$ 112,500	$ 2,167,500		$ 2,167,500
Additional Private Units [Member] | Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares) | shares									11,250			11,250
Price per share (in Dollars per share) | $ / shares									$ 10			$ 10
Total proceeds										$ 2,167,500		$ 2,167,500
IPO and Over-allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Cash											$ 827,216	$ 827,216
Public Unit [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 10	$ 10
June 2026 Shareholder Meeting [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Redemption of ordinary shares (in Shares) | shares											275,101
Class A Ordinary Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Ordinary share, per value (in Dollars per share) | $ / shares											$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of shares redemption (in Shares) | shares											2,655,132	2,819,767
Redemption amount											$ 30,387,444	$ 29,450,000
Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member] | Ordinary Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of shares redemption (in Shares) | shares											2,819,767
Class A Ordinary Shares [Member] | IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares) | shares										5,000,000	5,000,000
Each unit will be separated into (in Shares) | shares										1
Ordinary share, per value (in Dollars per share) | $ / shares										$ 0.0001
Price per share (in Dollars per share) | $ / shares										$ 10
Class A Ordinary Shares [Member] | Over-Allotment Option [Member] | Initial Business Combination [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Gross proceeds										$ 50,000,000
Class A Ordinary Shares [Member] | Underwriter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of share issued (in Shares) | shares											200,000	200,000
Estimated fair value											$ 262,000	$ 262,000